Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments	The fair values of derivatives by category are as follows:

	2026			2025
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	215	(268)	(53)	113	(381)	(268)
Non-current	623	(750)	(127)	369	(821)	(452)
	838	(1,018)	(180)	482	(1,202)	(720)

Financing derivatives	717	(950)	(233)	375	(1,138)	(763)
Commodity contract derivatives	121	(68)	53	107	(64)	43
	838	(1,018)	(180)	482	(1,202)	(720)
The fair values of financing derivatives by type are as follows:

	2026			2025
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	129	(216)	(87)	98	(196)	(98)
Cross-currency interest rate swaps	448	(528)	(80)	193	(766)	(573)
Foreign exchange forward contracts¹	114	(120)	(6)	53	(81)	(28)
Inflation-linked swaps	26	(86)	(60)	31	(95)	(64)
	717	(950)	(233)	375	(1,138)	(763)
1.Included within the foreign exchange forward contracts balance are £19 million (2025: £45 million) of derivative liabilities in relation to the hedging of capital expenditureThe notional contract amounts of financing derivatives by type are as follows:

	2026	2025
	£m	£m
Interest rate swaps	(7,113)	(7,763)
Cross-currency interest rate swaps	(16,413)	(16,019)
Foreign exchange forward contracts	(11,508)	(7,761)
Inflation-linked swaps	(2,970)	(3,190)
	(38,004)	(34,733)
The fair values of commodity contract derivatives by type are as follows:

	2026			2025
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	—	—	—	3	(7)	(4)
Gas options	3	(3)	—	—	—	—
Derivative financial instruments linked to commodity prices
Electricity capacity	7	(10)	(3)	2	(17)	(15)
Electricity swaps	110	(44)	66	74	(38)	36
Electricity options	—	—	—	1	(1)	—
Gas swaps	—	(8)	(8)	15	(1)	14
Gas options	1	(3)	(2)	12	—	12
	121	(68)	53	107	(64)	43
The notional quantities of commodity contract derivatives by type are as follows:

	2026	2025
Forward purchases of gas[1]	13m Dth	74m Dth
Electricity capacity	4 TWh	5 TWh
Electricity swaps	15,514 GWh	14,040 GWh
Electricity options	241 GWh	334 GWh
Gas swaps	28m Dth	30m Dth
Gas options	139m Dth	89m Dth
1.Forward gas purchases have terms up to one month (2025: three years). The contractual obligations under these contracts are £21 million
(2025: £46 million)
Disclosure of maturity analysis for derivative financial liabilities	The maturity profile of financing derivatives is as follows:

	2026			2025
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	123	(237)	(114)	19	(355)	(336)
	123	(237)	(114)	19	(355)	(336)
Non-current
In 1 to 2 years	88	(86)	2	46	(61)	(15)
In 2 to 3 years	69	(45)	24	41	(77)	(36)
In 3 to 4 years	34	(17)	17	47	(73)	(26)
In 4 to 5 years	51	(8)	43	6	(25)	(19)
More than 5 years	352	(557)	(205)	216	(547)	(331)
	594	(713)	(119)	356	(783)	(427)
	717	(950)	(233)	375	(1,138)	(763)
The maturity profile of commodity contract derivatives is as follows:

	2026			2025
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	92	(31)	61	94	(26)	68
	92	(31)	61	94	(26)	68
Non-current
In 1 to 2 years	27	(24)	3	12	(20)	(8)
In 2 to 3 years	1	(11)	(10)	1	(12)	(11)
In 3 to 4 years	1	(2)	(1)	—	(2)	(2)
In 4 to 5 years	—	—	—	—	(2)	(2)
More than 5 years	—	—	—	—	(2)	(2)
	29	(37)	(8)	13	(38)	(25)
	121	(68)	53	107	(64)	43